Other long-term liabilities and deferred credits - Changes in Environmental Remediation Obligation (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accrual for Environmental Loss Contingencies [Roll Forward]
Opening Balance	CAD 63,378	CAD 71,529
Remediation activities	(2,026)	(1,389)
Accretion	1,447	2,464
Changes in cash flow estimates	2,135	2,088
Revision in assumptions	7,686	(9,101)
Foreign exchange rate adjustment	(4,473)	(2,213)
Closing Balance	CAD 68,147	CAD 63,378